Capital Stock	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Capital Stock	Share Capital
The authorized share capital of Teekay Tankers Ltd. at December 31, 2025, 2024 and 2023 was 100.0 million preference shares, with a par value of $0.01 per share, 485.0 million Class A common shares, with a par value of $0.01 per share, and 100.0 million Class B common shares, with a par value of $0.01 per share. A Class A common share entitles the holder to one vote per share while a Class B common share entitles the holder to five votes per share, subject to a 49% aggregate Class B common share voting power maximum. As at December 31, 2025, the Company had 29,921,732 Class A common shares (December 31, 2024 – 29,734,640 shares), 4,625,997 Class B common shares (December 31, 2024 – 4,625,997 shares) and no preference shares (December 31, 2024 – nil) issued and outstanding.

Commencing in May 2023, the Company's Board of Directors approved the initiation of a regular, fixed quarterly cash dividend in the amount of $0.25 per outstanding Class A and B common share, with the initial dividend declared for the quarter ended March 31, 2023. In addition, the Company's Board of Directors declared a special cash dividend of $2.00 per common share in May 2024 and a special cash dividend of $1.00 per common share in May 2023 and May 2025. The declaration and payment of any further dividends is subject to the discretion of the Company's Board of Directors and subject to change. Subject to preferences that may apply to any preference shares outstanding at the time, the holders of Class A common shares and Class B common shares are entitled to share equally in any dividends that the Board of Directors declares from time to time out of funds legally available for dividends. In addition, in May 2023, the Company's Board of Directors authorized a share repurchase program for the repurchase of up to $100 million of the Company's outstanding Class A common shares, to be utilized at the Company's discretion.

Upon the Company’s liquidation, dissolution or winding-up, the holders of Class A common shares and Class B common shares shall be entitled to share equally in all assets remaining after the payment of any liabilities and the liquidation preferences on any outstanding preference shares. The Company’s Class A common shares are not convertible into any other shares of the Company’s share capital. Each Class B common share is convertible at any time at the option of the holder thereof into one Class A common share. Upon any transfer of Class B common shares to a holder other than Teekay (or any of its affiliates or any successor to Teekay’s business or to all or substantially all of its assets), such Class B common shares shall automatically convert into Class A common shares upon such transfer. In addition, all Class B common shares will automatically convert into Class A common shares if the aggregate number of outstanding Class A common shares and Class B common shares beneficially owned by Teekay and its affiliates falls below 15% of the aggregate number of outstanding common shares. All such conversions will be effected on a one-for-one basis.
Equity-based Compensation
In March 2023, the Company adopted a 2023 Long-Term Incentive Plan (or the 2023 Plan) and suspended its 2007 Long-Term Incentive Plan (or the Prior Plan). The Company may issue up to 600,000 Class A common shares pursuant to the 2023 Plan, plus up to an aggregate of 1,291,416 shares that were previously reserved for issuance under the Prior Plan and either available or subject to outstanding awards on the date of the Board of Directors’ approval of the 2023 Plan (to the extent such awards terminate without the issuance of vested and non-forfeitable shares). As at December 31, 2025, the Company had reserved a total of 1,304,365 Class A common shares for issuance pursuant to awards granted under the plans (December 31, 2024 – 1,487,479 shares).

The Company also grants options and restricted stock units as incentive-based compensation under the 2023 Plan to certain eligible officers, employees and non-management directors of the Company. The compensation cost of the Company‘s equity-based compensation awards is reflected in general and administrative expenses in the Company’s consolidated statements of income.

Stock Options

During 2025, 2024 and 2023, no stock options were granted by the Company.

A summary of the Company’s stock option activity and related information for the year ended December 31, 2025 is as follows:

	Options (#)	Weighted-Average Exercise Price ($)
Outstanding balance as at January 1, 2025	255,147	12.80
Granted	—	—
Exercised	(131,471)	13.04
Forfeited / expired	(3,652)	43.12
Outstanding balance as at December 31, 2025	120,024	11.62

Exercisable stock options - as at December 31, 2025(1)	120,024	11.62
(1)    As at December 31, 2025, the intrinsic values for outstanding exercisable stock options was $5.0 million, and the weighted-average remaining life of options vested was 2.4 years.

During 2025, 2024 and 2023, the Company recognized no expense related to stock options in general and administrative expenses in the Company's consolidated statements of income and had no non-vested stock option activities. As at December 31, 2025, there was no unrecognized compensation cost related to non-vested stock options granted under the Plans.

During the year ended December 31, 2025, stock option exercises increased the number of outstanding Class A common shares by 131,471 (2024 - 169,181, 2023 - 66,770), equivalent to an intrinsic value of options exercised of $3.7 million (2024 - $6.5 million, 2023 - $1.8 million).

Restricted Stock Units

The Company grants restricted stock units (or RSUs) to certain eligible officers and employees and non-management directors of the Company. Each restricted stock unit is equal in value to one Class A common share plus reinvested dividends or distributions accumulated from the grant date to the release date in the form of dividend equivalents. The number of dividend equivalents is calculated on each dividend declaration date by multiplying the dividend per share by the number of outstanding RSUs, and then dividing the result by the fair value of the common shares on that date.

RSUs granted to employees follow a graded vesting schedule over three years with equal tranches vesting annually, with expenses recognized over three years, or accelerated, if the recipient meets certain retirement eligibility criteria. RSUs granted to non-management directors vest upon grant date and are expensed immediately. Certain vested RSUs are subject to deferral at the election of an eligible officer or non-management director. These deferred RSUs are released upon request and are included in basic and diluted weighted average shares outstanding (note 19). Any portion of an RSU award that is not vested on the date of a recipient’s termination of service is canceled, unless their termination arises as a result of the recipient’s retirement or certain conditions are met. Dividend equivalents are subject to the same vesting conditions as RSUs. Upon release, RSUs plus reinvested dividends are settled in the form of Class A common shares, net of withholding tax, where applicable. The Company measures the cost of RSUs based on the grant-date fair value of the underlying shares.

	Year Ended		Year Ended		Year Ended
	December 31, 2025		December 31, 2024		December 31, 2023
	RSUs (#)	Weighted-Average Grant Date Fair Value ($)	RSUs (#)	Weighted-Average Grant Date Fair Value ($)	RSUs (#)	Weighted-Average Grant Date Fair Value ($)
Restricted stock units granted	112,026	47.22	47,150	71.41	71,887	36.63

A summary of the Company’s restricted stock unit activity (excluding dividend equivalents) and related information for the year ended December 31, 2025, is as follows:

	Outstanding RSUs		Non-vested RSUs
	RSUs (#)	Weighted-Average Grant Date Fair Value ($)	RSUs (#)	Weighted-Average Grant Date Fair Value ($)
Balance as at January 1, 2025	144,785	32.10	46,006	47.70
Granted	112,026	47.22	112,026	47.22
Vested	n/a	n/a	(44,059)	41.84
Settled(1)	(81,051)	33.75	n/a	n/a
Forfeited	—	—	—	—
Balance as at December 31, 2025(2)	175,760	40.97	113,973	49.49
Deferred RSUs – as at December 31, 2025(2)	61,788
(1)    During the year ended December 31, 2025, the Company issued 51,643 Class A common shares in settlement of RSUs, net of tax withholding (2024 - 92,775, 2023 - 86,754), equivalent to an aggregate fair value of $2.3 million (2024 - $6.0 million, 2023 - $3.3 million). The settlements pertained to RSUs that vested during the year and to RSUs that were previously deferred in prior periods and released in the current period.
(2)    Outstanding RSUs include non-vested RSUs, as well as RSUs that are vested but deferred. As at December 31, 2025, the Company's outstanding RSUs had an aggregate fair value of $9.4 million which included vested and deferred (i.e. non-forfeitable) restricted stock units with an aggregate fair value of $3.3 million.
During the year ended December 31, 2025, the Company recorded an expense of $3.6 million (2024 - $3.3 million; 2023 - $2.6 million) related to restricted stock units in general and administrative expenses in the Company's consolidated statements of income. As at December 31, 2025, unrecognized compensation cost related to non-vested RSUs was $1.9 million.